Discontinued Operations (Details) $ in Thousands	6 Months Ended	12 Months Ended			13 Months Ended
	Jun. 30, 2020 Vessel	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 Segment
Discontinued Operations [Abstract]
Number of reportable segments | Segment		1			2
Number of tanker vessels acquired | Vessel	2
Items Constituting Net Income from Discontinued Operations [Abstract]
Gain on vessels' sale				$ 319
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Total major classes of current assets of discontinued operations		$ 46	$ 47
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Total major classes of current liabilities of discontinued operations		98	120
Container Segment [Member] | Discontinued Operations [Member]
Items Constituting Net Income from Discontinued Operations [Abstract]
Time-charter revenues		0	0	4,238
Voyage expenses		0	0	(188)
Vessels' operating expenses		0	0	(2,336)
Depreciation and amortization of deferred charges		0	0	(99)
Management fees		0	0	(116)
Impairment losses		0	0	(339)
Gain on vessels' sale		0	0	319
Other Income		0	400	0
Foreign currency gains / (losses)		0	0	3
Net income from discontinued operations		0	400	$ 1,482
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Cash and cash equivalents		0	1
Accounts receivable, trade		17	17
Prepaid expenses and other assets		29	29
Total major classes of current assets of discontinued operations		46	47
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Accounts payable, trade and other		98	115
Accrued liabilities		0	5
Total major classes of current liabilities of discontinued operations		$ 98	$ 120